18. SHARE CAPITAL: Schedule of Warrants were outstanding and exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrant
Exercise Price	$ 0.99
Number Outstanding		35,351,000
Number Exercisable		35,351,000
Warants - 1
Issue Date	Sep. 24, 2020
Expiry Date	Sep. 24, 2022
Exercise Price	$ 1.00
Number Outstanding		33,350,000
Number Exercisable		33,350,000
Warants - 2
Issue Date	Sep. 24, 2020
Expiry Date	Sep. 24, 2022
Exercise Price	$ 0.75
Number Outstanding		2,001,000
Number Exercisable		2,001,000